Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Fixed maturity securities available-for-sale, at fair value (amortized cost: $1,054,347 – 2025, $1,023,866 – 2024, net of allowance for expected credit losses: $233 – 2025, $409 – 2024)	$ 1,064,267	$ 1,002,103
Equity securities, at fair value (cost: $16,086 – 2025, $25,334 – 2024)	20,936	28,973
Other investments, at fair value (cost: $12,028 – 2025, $12,500 – 2024)	13,710	12,289
Short-term investments	31,170	89,478
Term deposits	0	670
Equity-method investments measured at fair value	2,408	1,955
Fixed maturity securities held to maturity	1,994	1,994
Total investments	1,134,485	1,137,462
Cash and cash equivalents	186,183	155,245
Accrued investment income	15,328	15,295
Premiums receivable, net of allowance for expected credit losses ($13,595 – 2025, $12,756 – 2024)	274,312	256,050
Reinsurance recoverable, net of allowance for expected credit losses ($900 – 2025, $885 – 2024)	233,650	225,697
Ceded unearned premiums	114,169	113,313
Deferred policy acquisition costs, net of ceding commission	70,623	67,055
Deferred tax assets, net	4,890	6,951
Other assets	67,149	60,470
TOTAL ASSETS	2,100,789	2,037,538
LIABILITIES
Reserve for unpaid loss and loss adjustment expenses	798,339	794,243
Unearned premiums	469,897	465,244
Insurance and reinsurance payables	95,869	90,049
Other liabilities	26,536	33,170
TOTAL LIABILITIES	1,390,641	1,382,706
COMMITMENT AND CONTINGENCIES (NOTE 11)
SHAREHOLDERS’ EQUITY
Common shares (authorized: 750,000,000 shares at $0.01 par value per share; issued and outstanding: 42,842,216 shares – 2025, 45,108,936 shares – 2024)	428	453
Additional paid-in capital	86,856	144,936
Treasury shares, at cost (1,407 shares – 2025, 154,011 shares – 2024)	(35)	(3,677)
Accumulated other comprehensive income (loss), net of taxes	10,273	(18,553)
Retained earnings	612,626	531,673
TOTAL SHAREHOLDERS’ EQUITY	710,148	654,832
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,100,789	$ 2,037,538